Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule Of Allowance For Doubtful Accounts [Abstract]
Beginning balance
Provision for security deposits		10,378
Write off security deposits		(10,378)
Ending balance